Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,059	$ 10,982	$ 10,673	$ 10,860	$ 11,365	$ 10,697	$ 10,440	$ 9,994	$ 9,778	$ 9,893	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,924	10,908	10,660	10,907	11,479	10,865	10,665	10,266	10,101	10,272	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,172,969	1,162,503	1,127,840	1,145,691	1,197,230	1,125,148	1,096,384	1,047,794	1,023,677	1,034,385	1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,193	11,823	11,793	12,344	11,700	11,266	10,691	10,414	10,398	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,193	11,823	11,793	12,344	11,700	11,266	10,691	10,414	10,398	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,234,135	1,219,266	1,182,301	1,179,256	1,234,427	1,169,979	1,126,616	1,069,053	1,041,365	1,039,761	1,000,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,194	12,076	11,701	11,635	12,173	11,594	11,225	10,672	10,432	10,410	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,194	12,076	11,701	11,635	12,173	11,594	11,225	10,672	10,432	10,410	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 1,219,432	$ 1,207,647	$ 1,170,113	$ 1,163,535	$ 1,217,298	$ 1,159,385	$ 1,122,538	$ 1,067,165	$ 1,043,189	$ 1,040,965	$ 1,000,000